Basis of preparation (Details)	12 Months Ended
May 31, 2020
ARA - Avanti Rx Analytics Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Nuuvera Deutschland GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Broken Coast Cannabis Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ABP, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Pharma GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
CC Pharma Research and Development GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Marigold Projects Jamaica Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.00%
Percentage of issued and outstanding shares	49.00%
ASG Pharma Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ColCanna S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
CC Pharma Nordic ApS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
1974568 Ontario Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
FL Group SrL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Aphria RX GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Aphria Wellbeing GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%